Initial Public Offering (Details) - Mountain Lake Acquisition Corp.	Dec. 16, 2024 $ / shares shares
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of shares units issued	23,000,000
Sale of stock description	Each right entitles the holder thereof to receive one-tenth of one Class A ordinary share upon the consummation of an initial Business Combination.
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of shares units issued	2,000,000
Share price | $ / shares	$ 10